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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                        Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                   Pioneer Strategic Income Fund
                   Schedule of Investments  6/30/08 (unaudited)

     Principal Float
     Amount    Rate                                                   Value
     ($)       (b)
                   CONVERTIBLE CORPORATE BONDS - 0.6 %
                   Capital Goods - 0.3 %
                   Trading Companies & Distributors - 0.3 %
     4,775,000     Wesco Distribution, Inc., 1.75%, 11/15/26       $3,993,094
                   Total Capital Goods                             $3,993,094
                   Transportation - 0.3 %
                   Marine - 0.3 %
     5,345,000     Horizon Lines, 4.25%, 8/15/12                   $4,149,056
                   Total Transportation                            $4,149,056
                   TOTAL CONVERTIBLE CORPORATE BONDS               $8,142,150
     Shares
                   COMMON STOCK - 0.0 %
                   Transportation - 0.0 %
                   Trucking - 0.0 %
     60,277        Northwest Airlines * (b)                        $ 401,445
                   Total Transportation                            $ 401,445
                   TOTAL COMMON STOCK                              $ 401,445
     Principal
     Amount
     ($)
                   ASSET BACKED SECURITIES - 2.4 %
                   Energy - 0.2 %
                   Oil & Gas - 0.2 %
     2,708,478     PF Export Receivable Master Trust, 6.436%, 6/1/1$2,670,830
                   Total Energy                                    $2,670,830
                   Transportation - 0.1 %
                   Airlines - 0.1 %
     1,803,796     Continental Airlines, Inc., 6.795%, 8/2/18      $1,424,999
                   Total Transportation                            $1,424,999
                   Consumer Services - 0.3 %
                   Restaurants - 0.3 %
     5,205,000     Dunkin Brands Master Finance LLC, 8.28%, 6/20/31$4,501,981
                   Total Consumer Services                         $4,501,981
                   Food & Drug Retailing - 0.4 %
                   Food Retail - 0.4 %
     6,400,000     Dominos Pizza Master Issuer LL, 7.629%, 4/25/37 $4,960,000
                   Total Food & Drug Retailing                     $4,960,000
                   Diversified Financials - 0.3 %
                   Specialized Finance - 0.3 %
     650,000   4.13Aegis Asset Backed Securities, Floating Rate Not$ 378,772
     4,081,000 4.68Alfa Div Pymt Rights Fin, Floating Rate Note, 12 3,876,950
                                                                   $4,255,722
                   Total Diversified Financials                    $4,255,722
                   Utilities - 1.1 %
                   Electric Utilities - 0.7 %
     2,878,305     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A) $2,878,305
     4,572,090     Ormat Funding Corp., 8.25%, 12/30/20             4,610,831
     2,863,651 7.00Tenaska Alabama, 7.0%, 6/30/21 (144A)            2,732,524
                                                                   $10,221,660
                   Multi-Utilities - 0.4 %
     3,000,000 1.33Power Contract Financing LLC, 0.681%, 2/5/10 (14$2,595,000
     3,269,399     Power Receivables Finance, 6.29%, 1/1/12 (144A)  3,344,726
                                                                   $5,939,726
                   Total Utilities                                 $16,161,386
                   TOTAL ASSET-BACKED SECURITIES                   $33,974,918

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2 %
                   Materials - 0.4 %
                   Forest Products - 0.4 %
     6,475,000     T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)      $5,050,500
     750,000       TSTAR 2006-1A A, 5.668%, 10/15/36                 708,750
                                                                   $5,759,250
                   Total Materials                                 $5,759,250
                   Banks - 2.6 %
                   Thrifts & Mortgage Finance - 2.6 %
     1,898,009 3.08ACE 2004-HE4 M1, Floating Rate Note, 12/25/34   $1,526,807
     2,810,000 2.87Adjustable Rate Mortgage Trust, Floating Rate Not2,179,788 1,815,000 2.58Carrington Mortgage, Floating Rate Note, 10/25/3 1,728,862
     6,231,797     Chase Mortgage Finance Corp., 5.5%, 5/25/37      6,136,631
     2,531,000 2.63CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/36 2,367,292
     4,454,000 2.90Countrywide Asset-Back Cert, Floating Rate Note, 4,025,014 2,524,170 2.85DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45 1,455,089
     829,687   2.83Global Tower Partners Acquisition, Floating Rate  707,652
     671,574   3.12Impac Cmb Trust, Floating Rate Note, 9/25/34      595,684
     5,507,575     JP Morgan Mortgage Trust, 6.0%, 8/25/34          5,252,850
     3,873,434 2.83Lehman XS Trust., Floating Rate Note, 12/25/35   2,269,990
     3,249,451 2.74Luminent Mortgage Trust, Floating Rate Note, 7/2 1,279,872
     1,316         Nykredit, 6.0%, 10/1/29                             275
     60,441        Nykredit, 7.0%, 10/1/32                           13,449
     1,788,266 2.68Residential Asset Mortgage Products, Inc., Float 1,708,215
     2,020,000     SBA CMBS Trust, 6.904%, 11/15/36                 1,814,986
     3,965,240 2.71WAMU Mortgage Pass-Through Certificate, Floating 3,115,709
                                                                   $36,178,165
                   Total Banks                                     $36,178,165
                   Diversified Financials - 2.2 %
                   Consumer Finance - 0.1 %
     1,855,000 2.92RASC 2005-KS7 M1, Floating Rate Note, 8/25/35   $1,569,304
                   Investment Banking & Brokerage - 0.6 %
     1,256,000 2.61GSAMP Trust, Floating Rate Note, 1/25/37        $1,139,796
     5,157,000 2.90GSAMP Trust, Floating Rate Note, 11/25/35        4,207,207
     1,977,935 2.91GSAMP Trust, Floating Rate Note, 3/25/35         1,743,888
     2,050,000 2.64MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37   1,654,112
                                                                   $8,745,003
                   Other Diversified Finance Services - 1.5 %
     1,735,000     American Tower Trust, 5.9568%, 4/15/37          $1,538,772
     2,465,000 2.99Countrywide Asset Backed Certificates, Floating R2,234,741
     111,288   7.28Countrywide Home Loans, Floating Rate Note, 9/25  112,487
     754,944   3.13CS First Boston Mortgage Security, Floating Rate  626,903
     315,833   3.02First Franklin Mortgage Loan Asset Backed Cert,   282,631
     1,376,000     Global Signal, 7.036%, 2/15/36 (144A)            1,249,532
     3,856,016     J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/3 3,611,422
     6,636,390     Mastr Alternative Loans Trust, 6.0%, 7/25/34     6,163,547
     3,417,455     Residential Funding Mtg Sec I, 5.5%, 11/25/35    3,369,468
     2,780,000     Tower 2004-2A F, 6.376%, 12/15/14                2,386,630
                                                                   $21,576,133
                   Specialized Finance - 0.0 %
     219,919   3.08INDX 2004-AR1 2A, Floating Rate Note, 4/25/34   $ 200,743
                   Total Diversified Financials                    $32,091,183
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS       $74,028,598

                   CORPORATE BONDS - 46.2 %
                   Energy - 6.2 %
                   Coal & Consumable Fuels - 0.5 %
     6,585,000     Massey Energy Co., 6.875%, 12/15/13             $6,420,375

                   Integrated Oil & Gas - 0.4 %
     1,295,000     TNK-BP Finance SA, 6.625%, 3/20/17 (144A)       $1,146,075
     4,160,000     TNK-BP Finance SA, 7.5%, 7/18/16 (144A)          3,936,192
     1,250,000     TNK-BP Finance SA, 7.875%, 3/13/18 (144A)        1,203,125
                                                                   $6,285,392
                   Oil & Gas Drilling - 0.5 %
     5,860,496     DDI Holdings AS, 9.3%, 1/19/12 (144A)           $5,831,194
     942,023       DDI Holdings AS, 9.3%, 4/23/12 (144A)             924,407
                                                                   $6,755,601
                   Oil & Gas Equipment & Services - 0.8 %
     3,500,000     Complete Production Service, 8.0%, 12/15/16     $3,495,625
     1,965,000     Nakilat, Inc., 6.067%, 12/31/33 (144A)           1,737,905
     3,820,000     Nakilat, Inc., 6.267%, 12/31/33 (144A)           3,393,306
     2,000,000 11.8Sevan Marine ASA, Floating Rate Note, 10/24/12 (  400,825
     2,200,000 7.74Sevan Marine ASA, Floating Rate Note, 5/14/13 (1 2,046,000
                                                                   $11,073,661
                   Oil & Gas Exploration & Production - 2.9 %
     3,610,000     Baytex Energy, Ltd., 9.625%, 7/15/10            $3,682,200
     2,520,000     Canadian Natural Resource, 5.9%, 2/1/18          2,503,867
     4,000,000     Compton Petroleum Corp., 7.625%, 12/1/13         3,930,000
     765,000       Gaz Capital, 8.146%, 4/11/18 (144A)               790,819
     4,092,185     Gazprom International SA, 7.201%, 2/1/20         4,081,954
     2,065,000     Harvest Operations Corp., 7.875%, 10/15/11       1,961,750
     1,060,000     Hilcorp Energy, 7.75%,11/1/15 (144A)             1,017,600
     1,655,000     Hilcorp Energy, 9.0%, 6/1/16 (144A)              1,683,963
     2,980,000     Panoche Energy Center, 6.885%, 7/31/29 (144A)    3,061,056
     3,100,000     Parallel Petroleum Corp., 10.25%, 8/1/14         3,107,750
     13,500,000    Petromena AS, 9.75%, 5/24/12 (144A)              2,599,469
     3,150,000     Quicksilver Resources, Inc., 7.125%, 4/1/16      2,933,438
     440,000       Sandridge Energy, Inc., 8.0% 6/1/18               442,200
     3,520,000     Sandridge Energy, Inc., 8.625, 4/1/15 (144A)     3,608,000
     3,360,000 6.32Sandridge Energy, Inc., Floating Rate Note, 4/1/ 3,297,329
     815,000       Southern Star Central Corp., 6.75%, 3/1/16        774,250
     1,699,405     Tengizchevroil LLP, 6.124%, 11/15/14 (144A)      1,635,677
                                                                   $41,111,322
                   Oil & Gas Refining & Marketing - 0.2 %
     2,820,000     Verasun Energy Corp., 9.875%, 12/15/12 (b)      $2,478,075
                   Oil & Gas Storage & Transporation - 0.9 %
     1,750,000     Buckeye Partners LP, 6.05%, 1/15/18             $1,717,720
     535,000       Copano Energy LLC, 8.125%, 3/1/16                 537,675
     1,000,000     Inergy LP, 8.25%, 3/1/16                          985,000
     4,575,000     NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)         4,644,810
     7,030,000     Transport De Gas Del Sur, 7.875%, 5/14/17 (144A) 5,413,100
                                                                   $13,298,305
                   Total Energy                                    $87,422,731
                   Materials - 4.6 %
                   Aluminum - 0.8 %
     1,695,000     Aleris International, Inc., 9.0%, 12/15/14      $1,349,644
     4,507,000     Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)    4,281,650
     2,515,000     CII Carbon LLC, 11.125%, 11/15/15                2,477,275
     1,445,000 6.83Noranda Aluminum Acquisition, Floating Rate Note 1,246,313
     2,160,000     Novelis, Inc., 7.25%, 2/15/15                    2,041,200
                                                                   $11,396,082
                   Commodity Chemicals - 0.7 %
     1,690,000     Arco Chemical Co., 9.8%, 2/1/20                 $1,343,550
     6,970,000     Georgia Gulf Corp, 9.5%, 10/15/14 (b)            5,210,075
     1,015,000     Invista, 9.25%, 5/1/12 (144A)                    1,037,838
     2,570,000     Kronos International, Inc., 6.5%, 4/15/13        2,711,824
                                                                   $10,303,287
                   Construction Materials - 0.3 %
     4,030,000     U.S. Concrete, Inc., 8.375%, 4/1/14             $3,576,625
                   Diversified Chemical - 0.4 %
     5,385,000     Basell Finance Co., 8.1%, 3/15/27 (144A)        $3,231,000
     3,000,000     Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A) 3,059,248
                                                                   $6,290,248
                   Diversified Metals & Mining - 0.7 %
     1,440,000     American Rock Salt Co. LLC, 9.5%, 3/15/14       $1,512,000
     1,330,000     FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)    1,549,450
     1,750,000 5.88Freeport-McMoran Copper & Gold, Floating Rate No 1,730,562
     3,000,000     Vale Overseas, Ltd., 6.25%, 1/11/16              2,930,148
     2,700,000     Vedenta Resources Plc, 9.5%, 7/18/18 (144A)      2,686,500
                                                                   $10,408,660
                   Forest Products - 0.1 %
     2,710,000     Ainsworth Lumber, 7.25%, 10/1/12 (b)            $1,246,600
                   Metal & Glass Containers - 0.2 %
     1,135,000     Consol Glass Ltd, 7.625%, 4/15/14 (144A)        $1,358,511
     2,130,000     Greif Brothers Corp., 6.75%, 2/1/17              2,055,450
                                                                   $3,413,961
                   Paper Packaging - 0.7 %
     7,201,000     Graham Packaging Co., 8.5%, 10/15/12            $6,822,948
     3,540,000     Graphic Packaging Co., 9.5%, 8/15/13             3,380,700
                                                                   $10,203,648
                   Precious Metals & Minerals - 0.1 %
     670,000       Alrosa Finance SA, 8.875%, 11/17/14 (144A)      $ 718,575
                   Steel - 0.6 %
     5,110,000     Arcelormittal, 6.125%, 6/1/18 (144A)            $4,993,778
     2,480,000     Evraz Group SA, 8.875%, 4/24/13 (144A)           2,482,976
                                                                   $7,476,754
                   Total Materials                                 $65,034,440
                   Capital Goods - 3.6 %
                   Aerospace & Defense - 0.1 %
     1,300,000     BE Aerospace, Inc., 8.5%, 7/1/18                $1,304,875
     400,000       L-3 Communications Corp., 6.125%, 1/15/14         375,000
                                                                   $1,679,875
                   Building Products - 0.8 %
     4,487,000 6.72C10 Capital SPV, Ltd., Floating Rate Note, 12/31$4,120,277
     2,900,000 6.64C8 Capital SPV, Ltd., Floating Rate Note, 12/31/ 2,688,068
     1,545,000 6.65Esco Corp, Floating Rate Note, 12/15/13 (144A)   1,452,300
     4,255,000     Mueller Water Products, 7.375%, 6/1/17           3,638,025
                                                                   $11,898,670
                   Construction & Engineering - 0.4 %
     3,550,000     Dycom Industries, 8.125%, 10/15/15              $3,408,000
     3,160,000     Industrias Metalurgicas Pescar, 11.25%, 10/22/14 2,844,000
                                                                   $6,252,000
                   Construction & Farm Machinery & Heavy Trucks - 0.5 %
     2,500,000     Commercial Vehicle Group, 8.0%, 7/1/13          $2,168,750
     4,660,000     Greenbrier Co., Inc., 8.375%, 5/15/15            4,438,650
     1,120,000     Titan Wheel International, Inc., 8.0%, 1/15/12   1,097,600
                                                                   $7,705,000
                   Electrical Component & Equipment - 0.6 %
     4,585,000     Baldor Electric, 8.625%, 2/15/17 (b)            $4,607,925
     1,040,000     Belden CDT, Inc., 7.0%, 3/15/17                   998,400
     4,175,000     Rede Empresas, 11.125%, 4/2/49 (144A)            4,008,000
                                                                   $9,614,325
                   Industrial Machinery - 0.7 %
     2,150,000     Gardner Denver, Inc., 8.0%, 5/1/13 (144A)       $2,139,250
     4,955,000     Mueller Industries, Inc., 6.0%, 11/1/14          4,484,275
                                                                   $6,623,525
                   Trading Companies & Distributors - 0.5 %
     6,925,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)      $6,615,099
                   Total Capital Goods                             $50,388,494
                   Commercial Services & Supplies - 0.7 %
                   Diversified Commercial Services - 0.6 %
     900,000       FTI Consulting, 7.75%, 10/1/16                  $ 922,500
     8,200,000 7.55NCO Group, Inc., Floating Rate Note, 11/15/13    6,580,500
     1,655,000     Park-Ohio Industries, Inc., 8.375%, 11/15/14     1,324,000
                                                                   $8,827,000
                   Environmental & Facilities Services - 0.1 %
     1,633,000     Clean Harbors, Inc., 11.25%, 7/15/12 (144A)     $1,728,939
                   Total Commercial Services & Supplies            $10,555,939
                   Transportation - 1.6 %
                   Logistics - 0.3 %
     3,815,000     Ceva Group Plc, 8.5%, 12/1/14 (144A)            $4,295,901
                   Marine - 0.3 %
     1,780,000     CMA CGM SA, 7.25%, 2/1/13 (144A) (b)            $1,699,900
     1,770,000     Stena AB, 6.125%, 2/1/17 (144A)                  2,146,434
                                                                   $3,846,334
                   Railroads - 0.9 %
     2,530,000     Burlington Sante Fe Corp., 5.75%, 3/15/08       $2,472,842
     3,890,000     Kansas City Southern Mex,  8.0%, 6/1/15          3,948,350
     2,950,000     Kansas City Southern Mex, 7.375%, 6/1/14         2,861,500
     2,185,000     Kansas City Southern Mex, 7.625%, 12/1/13        2,119,450
     775,000       TFM SA De CV, 9.375%, 5/1/12                      806,000
                                                                   $12,208,142
                   Trucking - 0.1 %
     2,155,000     Allison Transmission, 11.0%, 11/1/15 (144A) (b) $1,928,725
                   Total Transportation                            $22,279,102
                   Automobiles & Components - 0.5 %
                   Auto Parts & Equipment - 0.5 %
     4,140,000     Cooper Standard Auto, 7.0%, 12/15/12 (b)        $3,456,900
     4,055,000     Lear Corp., 8.75%, 12/1/16                       3,162,900
                                                                   $6,619,800
                   Total Automobiles & Components                  $6,619,800
                   Consumer Durables & Apparel - 1.4 %
                   Footwear - 0.4 %
     2,335,000     Brown Shoe Co., Inc., 8.75%, 5/1/12             $2,323,325
     2,530,000 8.21Edcon Proprietary, Ltd., Floating Rate Note, 6/1 2,609,849
                                                                   $4,933,174
                   Homebuilding - 0.7 %
     3,305,000     KB Home, 7.75%, 2/1/10 (b)                      $3,368,787
     5,079,000     Meritage Homes Corp., 6.25%, 3/15/15             4,063,200
     2,300,000     Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A) ( 2,369,000
                                                                   $9,800,987
                   Household Appliances - 0.3 %
     4,940,000     Whirlpool Corp., 5.5%, 3/1/13                   $4,881,757
                   Total Consumer Durables & Apparel               $19,615,918
                   Consumer Services - 2.5 %
                   Casinos & Gaming - 2.2 %
     5,415,000     Codere Finance SA, 8.25%, 6/15/15 (144A)        $7,248,882
     7,530,000 8.25Lottomatica S.p.A., Floating Rate Note, 3/31/66  10,743,081
     1,875,000     Manshantucket Pequot Tribe, 8.5%, 11/15/15 (144A 1,654,688
     2,041,000     Peermont Global, Ltd., 7.75%, 4/30/14 (144A)     2,555,429
     3,960,000     Scientific Games Corp., 6.25%, 12/15/12          3,791,700
     4,400,000     Shingle Springs Tribal, 9.375%, 6/15/15 (144A) ( 3,575,000
     3,997,000     Station Casinos, Inc., 6.625%, 3/15/18           2,138,395
                                                                   $31,707,175
                   Education Services - 0.2 %
     2,820,000     President & Fellows of Harvard, 3.7%, 4/1/13    $2,795,748
                   Leisure Facilities - 0.1 %
     1,110,000     Firekeepers Dev Authority, 13.875%, 5/1/15 (144A$1,085,025
                   Total Consumer Services                         $35,587,948
                   Media - 1.3 %
                   Broadcasting & Cable Television - 1.3 %
     6,330,000     C&M Finance, Ltd., 8.1%, 2/1/16 (144A)          $6,409,125
     3,390,000     Grupo Telivisa SA, 6.0%, 5/15/18 (144A)          3,296,914
     3,850,000     Kabel Deutschland GMBH, 10.625%, 7/1/14          3,936,625
     6,320,000     Univision Communications, 9.75%, 3/15/15 (144A)  4,645,200
                                                                   $18,287,864
                   Total Media                                     $18,287,864
                   Retailing - 0.7 %
                   Automotive Retail - 0.1 %
     1,250,000     Autonation, Inc., 7.0%, 4/15/14                 $1,112,500
                   General Merchandise Stores - 0.1 %
     2,205,000     Central Garden, 9.125%, 2/1/13 (b)              $1,918,350
                   Specialty Stores - 0.5 %
     4,810,000     Sally Holdings, 9.25%, 11/15/14 (144A) (b)      $4,617,600
     630,000       Yankee Acquisition Corp., 8.5%, 2/15/15 (b)       491,400
     2,355,000     Yankee Acquisition Corp., 9.75%, 2/15/17         1,695,600
                                                                   $6,804,600
                   Total Retailing                                 $9,835,450
                   Food, Beverage & Tobacco - 1.3 %
                   Agricultural Products - 0.4 %
     4,035,000     Cargill, Inc., 5.2%, 1/22/13 (144A)             $3,996,272
     1,815,000     Cosan Finance, Ltd., 7.0%, 2/1/17 (144A) (b)     1,742,400
                                                                   $5,738,672
                   Brewers - 0.2 %
     535,000       Cia Brasileira de Bebida, 10.5%, 12/15/11       $ 611,238
     2,530,000     Cia Brasileira de Bebida, 8.75%, 9/15/13         2,858,900
                                                                   $3,470,138
                   Distillers & Vintners - 0.4 %
     4,940,000     Constellation Brands, Inc., 8.375%, 12/15/14    $5,001,750
                   Packaged Foods & Meats - 0.2 %
     750,000       Bertin, Ltd., 10.25%, 10/5/16 (144A)            $ 772,500
     1,855,000     Independencia International, 9.875%, 5/15/15 (1441,766,888
     500,000       Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)       465,000
                                                                   $3,004,388
                   Tobacco - 0.1 %
     1,070,000     Alliance One International, Inc., 11.0%, 5/15/12$1,102,100
     540,000       Alliance One International, Inc., 8.5%, 5/15/12   507,600
                                                                   $1,609,700
                   Total Food, Beverage & Tobacco                  $18,824,648
                   Health Care Equipment & Services - 1.5 %
                   Health Care Equipment - 0.2 %
     3,710,000     Angiotech Pharmaceutical, 7.75%, 4/1/14 (b)     $2,745,400
                   Health Care Facilities - 0.5 %
     2,555,000     HCA, Inc., 9.125%, 11/15/14                     $2,612,488
     3,815,000     HCA, Inc., 9.625%, 11/15/16                      3,929,450
                                                                   $6,541,938
                   Health Care Services - 0.2 %
     2,665,000     Rural/Metro Corp., 9.875%, 3/15/15              $2,438,475
                   Health Care Supplies - 0.4 %
     5,040,000     LVB Acquistion Merger, 10.375%, 10/15/17        $5,342,400
                   Managed Health Care - 0.2 %
     3,790,000     United Health Group, 4.875%, 2/15/13            $3,667,356
                   Total Health Care Equipment & Services          $20,735,569
                   Pharmaceuticals & Biotechnology - 1.2 %
                   Biotechnology - 0.5 %
     6,550,000     Biogen IDEC, 6.0%, 3/1/13                       $6,499,650
                   Pharmaceuticals - 0.7 %
     2,800,000     Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)$2,828,000
     5,525,000     Valeant Pharmaceuticals, 7.0%, 12/15/11          5,718,375
     1,977,000     Warner Chilcott Corp., 8.75%, 2/1/15             2,006,655
                                                                   $10,553,030
                   Total Pharmaceuticals & Biotechnology           $17,052,680
                   Banks - 2.7 %
                   Diversified Banks - 1.9 %
     1,800,000     ALB Finance BV, 9.25%, 9/25/13 (b)              $1,525,500
     250,000       ALB Finance BV, 9.375%, 12/31/49                  157,303
     2,725,000     ATF Bank JSC, 9.25%, 4/12/12 (144A)              2,800,047
     975,000       ATF Capital BV, 9.25%, 2/21/14 (144A)             979,875
     1,700,000 10.6Banco Macro SA, Floating Rate Note, 6/7/12       1,124,125
     2,420,000     Kazkommerts International BV, 8.0%, 11/3/15      1,996,500
     1,675,000     Korea Development Bank, 5.3%, 1/17/13            1,662,588
     3,000,000     Sibacademfinance Plc, 9.0%, 5/12/09 (144A)       3,022,500
     3,170,000     Turanalem Finance BV, 8.5%, 2/10/15 (144A)       2,726,200
     4,020,000     Wachovia Bank NA, 6.0%, 11/15/17                 3,753,639
     4,020,000     Wachovia Corp., 5.75%, 6/15/17                   3,707,345
     3,725,000     Wells Fargo Co., 4.375%, 1/31/13                 3,606,944
                                                                   $27,062,566
                   Regional Banks - 0.3 %
     1,500,000     Cobank ACB, 7.875%, 4/16/18 (144A)              $1,489,490
     1,210,000     Keycorp, 6.5%, 5/14/13                           1,080,359
     1,650,000     PNC Bank NA, 6.0%, 12/7/17                       1,561,933
                                                                   $4,131,782
                   Thrifts & Mortgage Finance - 0.5 %
     3,580,000     Sovereign Bancorp, 8.75%, 5/30/18               $3,414,336
     4,225,000 2.96Washington Mutual Bank, Floating Rate Note, 5/1/ 3,887,169
     250,000   2.74Washington Mutual Bank, Floating Rate Note, 8/25  245,288
                                                                   $7,546,793
                   Total Banks                                     $38,741,141
                   Diversified Financials - 3.0 %
                   Asset Management & Custody Banks - 0.2 %
     2,850,000     Mellon Funding Corp., 5.5%, 11/15/18            $2,635,184
                   Consumer Finance - 0.8 %
     1,180,000     American Express Bank FSB, 5.5%, 4/16/13        $1,153,779
     1,450,000     Americredit Corp., 8.5%, 7/1/15 (144A) (b)       1,160,000
     4,180,000     Ford Motor Credit Co., 5.7%, 1/15/10             3,566,251
     1,650,000     Russian Stand Bank, 7.5%, 10/7/10 (144A)         1,553,558
     4,559,000 4.00SLM Corp., Floating Rate Note, 7/25/14           3,672,411
                                                                   $11,105,999
                   Investment Banking & Brokerage - 0.7 %
     3,820,000     Merrill Lynch & Co., 5.45%, 2/5/13              $3,603,032
     7,175,000     Morgan Stanley Dean Witter, Floating Rate Note,  6,798,492
                                                                   $10,401,524
                   Other Diversified Financial Services - 0.4 %
     5,200,000     WEA Finance LLC, 7.125%, 4/15/18                $5,330,510

                   Specialized Finance - 0.9 %
     6,125,000     CIT Group, Inc., 7.625%, 11/30/12               $5,090,965
     1,000,000 9.16Eurus, Ltd., Floating Rate Note, 4/8/09          1,006,200
     6,535,000     GATX Financial Corp., 6.0%, 2/15/18              6,349,968
     250,000   27.6Successor II, Ltd., Floating Rate Note, 4/6/10    244,275
                                                                   $12,691,408
                   Total Diversified Financials                    $42,164,625
                   Insurance - 4.1 %
                   Insurance Brokers - 0.1 %
     1,700,000 6.55Usi Holdings Corp., Floating Rate Note, 11/15/14$1,419,500
                   Life & Health Insurance - 0.6 %
     6,430,000     Presidential Life Corp., 7.875%, 2/15/09        $6,413,925
     2,725,000     Prudential Financial, 5.15%, 1/15/13             2,655,981
                                                                   $9,069,906
                   Multi-Line Insurance - 2.0 %
     5,195,000     American General Finance, 6.9%, 12/15/17        $4,527,780
     5,586,000     Hanover Insurance Group, 7.625%, 10/15/25        4,837,895
     2,975,000     International Lease, 6.375%, 3/25/13             2,715,482
     370,000       International Lease, 6.625%, 11/15/13             332,442
     5,625,000 7.00Liberty Mutual Group, 7.0%, 3/15/37 (144A)       4,738,286
     1,455,000 10.7Liberty Mutual Group, Floating Rate Note, 6/15/5 1,393,163 4,690,000 14.0MBIA, Inc., Floating Rate Note, 1/15/33 (144A) 1,946,350
     7,625,000     Platinum Underwriters, 7.5%, 6/1/17              7,163,337
                                                                   $27,654,735
                   Property & Casualty Insurance - 0.5 %
     900,000   7.13Blue Fin, Ltd., Floating Rate Note, 4/10/12     $ 885,690
     5,250,000     Kingsway America, Inc., 7.5%, 2/1/14             4,593,750
     1,560,000     Ohio Casualty Corp., 7.3%, 6/15/14               1,566,764
                                                                   $7,046,204
                   Reinsurance - 0.9 %
     850,000   14.9Atlas Reinsurance Plc, Floating Rate Note, 1/10/$1,348,439
     650,000   8.92Caelus Re, Ltd., Floating Rate Note, 6/7/11       649,480
     1,275,000 6.82Foundation RE, Ltd., Floating Rate Note, 11/24/0 1,244,273
     1,775,000 11.9Globecat, Ltd., Floating Rate Note, 1/2/13 (144A 1,787,070
     250,000   8.69Globecat, Ltd., Floating Rate Note, 1/2/13 (144A  254,600
     650,000   8.34Green Valley, Ltd. Floating Rate Note, 1/10/11 ( 1,026,758
     1,760,000     Muteki, Ltd., Floating Rate Note, 5/24/11        1,746,624
     275,000   7.45Newton Re, Ltd., Floating Rate Note, 12/24/10 (1  275,605
     565,000   9.75Newton Re, Ltd., Floating Rate Note, 12/24/10 (1  551,666
     900,000   6.31Redwood Capital X, Ltd., Floating Rate Note, 1/9  900,540
     350,000   7.46Redwood Capital X, Ltd., Floating Rate Note, 1/9  350,455
     850,000   7.36Redwood Capital X, Ltd., Floating Rate Note, 1/9  850,850
     300,000   12.6Residential Re, Floating Rate Note, 6/5/09        300,600
     1,000,000 9.40Residential Re, Floating Rate Note, 6/6/11        998,600
     500,000   8.02Willow RE, Ltd., Floating Rate Note,  6/16/10 (1  501,100
                                                                   $12,786,660
                   Total Insurance                                 $57,977,005
                   Real Estate - 1.2 %
                   Real Estate Management & Development - 0.5 %
     650,000   10.8Alto Palermo SA, Floating Rate Note, 6/11/12 (14$ 490,750
     6,550,000     Forest City Enterprises, 7.625%, 6/1/15          6,091,500
                                                                   $6,582,250
                   Real Estate Investment Trusts - 0.7 %
     2,310,000     BF Saul Real Estate Investment Trust, 7.5%, 3/1/$1,998,150
     6,390,000     Trustreet Properties, Inc., 7.5%, 4/1/15         6,813,107
     1,550,000     Ventas Realty Capital Corp., 7.125%, 6/1/15 (144 1,513,188
                                                                   $10,324,445
                   Total Real Estate                               $16,906,695
                   Software & Services - 0.6 %
                   Data Processing & Outsourced Services - 0.6 %
     10,000,000    First Data Corp., 9.875%, 9/24/15 (144A)        $8,700,000
                   Total Software & Services                       $8,700,000
                   Technology Hardware & Equipment - 1.0 %
                   Communications Equipment - 0.2 %
     3,720,000     Mastec, Inc., 7.625%, 2/1/17                    $3,162,000
                   Computer Storage & Peripherals - 0.4 %
     5,705,000     Sungard Data Systesm, Inc., 10.25%, 8/15/15 (b) $5,733,525
                   Electronic Manufacturing Services - 0.1 %
     1,040,000     Flextronics International, Ltd., 6.5%, 5/15/13  $ 993,200
                   Technology Distributors - 0.3 %
     5,609,000     Anixter International Corp., 5.95%, 3/1/15      $4,935,920
                   Total Technology Hardware & Equipment           $14,824,645
                   Semiconductors - 0.5 %
                   Semiconductor Equipment - 0.3 %
     4,035,000     Klac Instruments Corp., 6.9%, 5/1/18            $3,955,777
                   Semiconductors - 0.2 %
     1,000,000     Freescale Semiconductor, 8.875%, 12/15/14       $ 812,500
     1,755,000     Freescale Semiconductor, 9.125%, 12/15/14 PIK    1,364,513
     610,000   6.65Freescale Semiconductor, Floating Rate Note, 12/  481,900
                                                                   $2,658,913
                   Total Semiconductors                            $6,614,690
                   Telecommunication Services - 2.8 %
                   Integrated Telecommunication Services - 1.7 %
     7,500,000     Intelsat Sub Holdings, 8.5%, 1/15/13 (144A)     $7,312,500
     3,035,000 10.3Nordic Telephone Co. Holdings, Floating Rate Not 4,708,131
     3,194,000     Paetec Holdings, 9.5%, 7/15/15                   2,946,465
     4,700,000     PGS Solutions, Inc., 9.872%, 2/15/17 (144A)      4,294,625
     2,110,000     Stratos Global Corp., 9.875%, 2/15/13            2,231,325
     2,210,000     Windstream Corp., 8.625%, 8/1/16                 2,204,475
                                                                   $23,697,521
                   Wireless Telecommunication Services - 1.1 %
     5,845,000     Digicel, Ltd., 9.25%, 9/1/12 (144A)             $6,013,044
     450,000       Hughes Network System, 9.5%, 4/15/14              455,063
     5,935,000     True Move Co., Ltd., 10.75%, 12/16/13 (144A)     5,170,869
     4,195,000     Vip Fin, 9.125%, 4/30/18 (144A) (b)              4,126,823
                                                                   $15,765,799
                   Total Telecommunication Services                $39,463,320
                   Utilities - 3.2 %
                   Electric Utilities - 1.5 %
     5,870,000     Intergen NV, 9.0%, 6/30/17                      $6,075,450
     2,475,000     Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144 2,526,386
     3,168,822     Juniper Generation, 6.79%, 12/31/14 (144A)       3,303,180
     3,775,000     Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A) 3,579,946
     4,125,000     West Penn Power Co., 5.95%, 12/15/17             4,131,332
     1,650,000     White Pine Hydro Portfolio, 7.26%, 7/20/15       1,569,122
                                                                   $21,185,416
                   Gas Utilities - 0.5 %
     5,035,000     Questar Pipeline Co., 5.83%, 2/1/18             $5,034,300
     2,240,000 7.20Southern Union Co., 7.2%, 11/1/66                1,807,515
                                                                   $6,841,815
                   Independent Power Producer & Energy Traders - 0.4 %
     6,205,000     TXU Energy Co., 10.25%, 11/1/15                 $6,080,900
                   Multi-Utilities - 0.8 %
     6,881,689     Coso Geothermal Power, 7.0%, 7/15/26 (144A)     $6,692,442
     3,200,000     NSG Holdings LLC, 7.75%, 12/15/25 (144A)         3,152,000
     1,760,000     Public Service of New Mexico, 9.25%, 5/15/15     1,817,200
                                                                   $11,661,642
                   Total Utilities                                 $45,769,773
                   TOTAL CORPORATE BONDS                           $653,402,477

                   U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.7 %
                   Government - 30.7 %
     5,151,000     Federal Home Loan Mortgage Corp., 4.5%, 10/1/35  4,782,482
     138,391       Federal Home Loan Mortgage Corp., 4.5%, 11/1/18   135,295
     2,133,329     Federal Home Loan Mortgage Corp., 4.5%, 11/1/20  2,074,929
     331,565       Federal Home Loan Mortgage Corp., 4.5%, 4/1/20    322,488
     6,736,105     Federal Home Loan Mortgage Corp., 4.5%, 5/1/20   6,551,704
     2,605,612     Federal Home Loan Mortgage Corp., 4.5%, 7/1/20   2,534,283
     132,553       Federal Home Loan Mortgage Corp., 4.5%, 8/1/18    129,587
     2,779,998     Federal Home Loan Mortgage Corp., 5.0%, 1/1/22   2,752,662
     529,955       Federal Home Loan Mortgage Corp., 5.0%, 11/1/34   510,423
     5,081,873     Federal Home Loan Mortgage Corp., 5.0%, 12/1/21  5,031,901
     969,873       Federal Home Loan Mortgage Corp., 5.0%, 2/1/22    960,336
     3,699,772     Federal Home Loan Mortgage Corp., 5.0%, 4/1/23   3,658,766
     7,500,000     Federal Home Loan Mortgage Corp., 5.0%, 4/1/38   7,193,115
     816,015       Federal Home Loan Mortgage Corp., 5.0%, 5/1/34    785,941
     3,157,578     Federal Home Loan Mortgage Corp., 5.0%, 5/1/37   3,032,324
     1,676,219     Federal Home Loan Mortgage Corp., 5.0%, 6/1/36   1,609,726
     1,938,128     Federal Home Loan Mortgage Corp., 5.0%, 7/1/35   1,863,669
     748,885       Federal Home Loan Mortgage Corp., 5.5%, 1/1/35    740,577
     188,028       Federal Home Loan Mortgage Corp., 5.5%, 10/1/16   190,527
     1,756,572     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34  1,739,926
     172,473       Federal Home Loan Mortgage Corp., 5.5%, 4/1/33    170,991
     155,850       Federal Home Loan Mortgage Corp., 6.0%, 1/1/33    158,477
     101,765       Federal Home Loan Mortgage Corp., 6.0%, 1/1/33    103,385
     65,728        Federal Home Loan Mortgage Corp., 6.0%, 1/1/33    66,836
     210,699       Federal Home Loan Mortgage Corp., 6.0%, 1/1/34    214,053
     9,806,630     Federal Home Loan Mortgage Corp., 6.0%, 12/1/37  9,916,763
     26,847        Federal Home Loan Mortgage Corp., 6.0%, 3/1/33    27,274
     114,901       Federal Home Loan Mortgage Corp., 6.0%, 3/1/33    116,838
     232,236       Federal Home Loan Mortgage Corp., 6.0%, 3/1/33    235,933
     1,549,260     Federal Home Loan Mortgage Corp., 6.0%, 6/1/17   1,590,895
     2,734,908     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35   2,769,041
     1,288,297     Federal Home Loan Mortgage Corp., 6.0%, 8/1/34   1,306,388
     5,967,584     Federal Home Loan Mortgage Corp., 6.0.%, 2/1/38  6,034,602
     13,452        Federal Home Loan Mortgage Corp., 6.5% 9/1/32     13,981
     403,641       Federal Home Loan Mortgage Corp., 6.5%, 10/1/33   420,886
     4,916,185     Federal National Mortgage Association, 4.0%, 8/1 4,674,062
     2,005,283     Federal National Mortgage Association, 4.5%, 3/1 1,860,918
     2,245,432     Federal National Mortgage Association, 4.5%, 4/1 2,083,076
     1,732,745     Federal National Mortgage Association, 4.5%, 5/1 1,685,852
     37,000,000    Federal National Mortgage Association, 4.5%, 7/1 34,282,794
     1,456,464     Federal National Mortgage Association, 4.5%, 9/1 1,417,049
     2,229,226     Federal National Mortgage Association, 4.5%, 9/1 2,068,740
     61,498        Federal National Mortgage Association, 5.0%, 1/1  59,154
     5,028,925     Federal National Mortgage Association, 5.0%, 1/1 4,825,226
     717,875       Federal National Mortgage Association, 5.0%, 10/  690,521
     45,013        Federal National Mortgage Association, 5.0%, 10/  43,298
     748,481       Federal National Mortgage Association, 5.0%, 11/  719,960
     48,110        Federal National Mortgage Association, 5.0%, 11/  46,276
     1,650,798     Federal National Mortgage Association, 5.0%, 11/ 1,587,893
     57,718        Federal National Mortgage Association, 5.0%, 11/  55,519
     50,728        Federal National Mortgage Association, 5.0%, 11/  48,795
     3,201,854     Federal National Mortgage Association, 5.0%, 12/ 3,083,849
     776,390       Federal National Mortgage Association, 5.0%, 12/  746,805
     771,910       Federal National Mortgage Association, 5.0%, 12/  742,496
     5,332,950     Federal National Mortgage Association, 5.0%, 2/1 5,280,098
     703,366       Federal National Mortgage Association, 5.0%, 2/1  676,564
     46,484        Federal National Mortgage Association, 5.0%, 2/1  44,712
     71,625        Federal National Mortgage Association, 5.0%, 2/1  68,895
     949,687       Federal National Mortgage Association, 5.0%, 2/1  911,219
     1,000,515     Federal National Mortgage Association, 5.0%, 3/1  990,599
     821,369       Federal National Mortgage Association, 5.0%, 3/1  789,044
     843,375       Federal National Mortgage Association, 5.0%, 3/1  811,237
     6,936,780     Federal National Mortgage Association, 5.0%, 3/1 6,655,803
     9,526,739     Federal National Mortgage Association, 5.0%, 4/1 9,432,325
     827,547       Federal National Mortgage Association, 5.0%, 4/1  794,979
     822,057       Federal National Mortgage Association, 5.0%, 5/1  789,704
     4,794,893     Federal National Mortgage Association, 5.0%, 5/1 4,600,674
     109,939       Federal National Mortgage Association, 5.0%, 5/1  105,486
     949,177       Federal National Mortgage Association, 5.0%, 5/1  910,730
     1,860,208     Federal National Mortgage Association, 5.0%, 6/1 1,841,772
     562,927       Federal National Mortgage Association, 5.0%, 6/1  557,348
     2,590,091     Federal National Mortgage Association, 5.0%, 6/1 2,485,178
     4,831,895     Federal National Mortgage Association, 5.0%, 6/1 4,636,177
     577,691       Federal National Mortgage Association, 5.0%, 6/1  554,291
     7,590,963     Federal National Mortgage Association, 5.0%, 6/1 7,283,487
     31,408        Federal National Mortgage Association, 5.0%, 8/1  30,211
     20,327        Federal National Mortgage Association, 5.0%, 8/1  19,552
     737,954       Federal National Mortgage Association, 5.0%, 9/1  709,834
     41,670        Federal National Mortgage Association, 5.0%, 9/1  40,082
     4,333,813     Federal National Mortgage Association, 5.0%, 9/1 4,168,671
     59,915        Federal National Mortgage Association, 5.0%, 9/1  57,632
     49,326        Federal National Mortgage Association, 5.0%, 9/1  47,446
     886,066       Federal National Mortgage Association, 5.5%, 12/  901,286
     490,656       Federal National Mortgage Association, 5.5%, 12/  497,858
     2,175,229     Federal National Mortgage Association, 5.5%, 12/ 2,150,715
     3,860,084     Federal National Mortgage Association, 5.5%, 2/1 3,857,578
     7,891         Federal National Mortgage Association, 5.5%, 2/1   7,787
     1,041,033     Federal National Mortgage Association, 5.5%, 3/1 1,056,312
     3,478,488     Federal National Mortgage Association, 5.5%, 3/1 3,518,671
     4,877,164     Federal National Mortgage Association, 5.5%, 3/1 4,865,458
     729,571       Federal National Mortgage Association, 5.5%, 3/1  720,437
     708,591       Federal National Mortgage Association, 5.5%, 4/1  719,876
     1,280,112     Federal National Mortgage Association, 5.5%, 4/1 1,269,286
     1,540,969     Federal National Mortgage Association, 5.5%, 4/1 1,521,677
     321,489       Federal National Mortgage Association, 5.5%, 5/1  318,770
     415,619       Federal National Mortgage Association, 5.5%, 6/1  421,715
     177,386       Federal National Mortgage Association, 5.5%, 6/1  175,886
     442,460       Federal National Mortgage Association, 5.5%, 7/1  438,718
     62,458        Federal National Mortgage Association, 6.0% 11/1  63,433
     90,330        Federal National Mortgage Association, 6.0%, 1/1  91,740
     23,418        Federal National Mortgage Association, 6.0%, 10/  23,783
     55,543        Federal National Mortgage Association, 6.0%, 11/  56,410
     859,379       Federal National Mortgage Association, 6.0%, 12/  872,790
     546,586       Federal National Mortgage Association, 6.0%, 12/  554,603
     636,683       Federal National Mortgage Association, 6.0%, 12/  646,022
     13,485        Federal National Mortgage Association, 6.0%, 2/1  13,715
     51,292        Federal National Mortgage Association, 6.0%, 3/1  52,093
     66,969        Federal National Mortgage Association, 6.0%, 3/1  68,014
     450,190       Federal National Mortgage Association, 6.0%, 7/1  463,049
     47,644        Federal National Mortgage Association, 6.5%, 10/  49,459
     27,163        Federal National Mortgage Association, 6.5%, 11/  28,198
     691,514       Federal National Mortgage Association, 6.5%, 12/  719,344
     6,090         Federal National Mortgage Association, 6.5%, 2/1   6,300
     15,804        Federal National Mortgage Association, 6.5%, 3/1  16,406
     1,988         Federal National Mortgage Association, 6.5%, 4/1   2,067
     19,022        Federal National Mortgage Association, 6.5%, 5/1  19,758
     1,339         Federal National Mortgage Association, 6.5%, 6/1   1,391
     3,680         Federal National Mortgage Association, 6.5%, 7/1   3,825
     19,589        Federal National Mortgage Association, 6.5%, 8/1  20,348
     1,014,502     Federal National Mortgage Association, 6.5%, 9/1 1,053,160
     1,218         Federal National Mortgage Association, 7.0%, 12/   1,287
     1,555         Federal National Mortgage Association, 7.0%, 2/1   1,645
     5,705         Federal National Mortgage Association, 7.0%, 5/1   6,035
     5,125         Federal National Mortgage Association, 7.0%, 7/1   5,417
     2,994         Federal National Mortgage Association, 7.5%, 1/1   3,235
     905,087       Government National Mortgage Association, 4.5%,   846,238
     32,865        Government National Mortgage Association, 4.5%,   30,729
     200,908       Government National Mortgage Association, 4.5%,   187,719
     711,602       Government National Mortgage Association, 4.5%,   664,000
     2,859,224     Government National Mortgage Association, 4.5%,  2,657,497
     870,239       Government National Mortgage Association, 4.5%,   812,025
     286,518       Government National Mortgage Association, 4.5%,   267,351
     601,875       Government National Mortgage Association, 4.5%,   561,613
     191,089       Government National Mortgage Association, 4.5%,   178,306
     2,311,112     Government National Mortgage Association, 4.5%,  2,156,482
     1,358,975     Government National Mortgage Association, 4.5%,  1,270,615
     642,235       Government National Mortgage Association, 4.5%,   599,273
     40,580        Government National Mortgage Association, 5.0%,   39,387
     26,521        Government National Mortgage Association, 5.0%,   25,741
     209,025       Government National Mortgage Association, 5.0%,   202,879
     129,756       Government National Mortgage Association, 5.0%,   125,992
     227,975       Government National Mortgage Association, 5.0%,   221,272
     619,182       Government National Mortgage Association, 5.0%,   600,975
     168,356       Government National Mortgage Association, 5.0%,   163,406
     1,086,960     Government National Mortgage Association, 5.0%,  1,092,384
     159,990       Government National Mortgage Association, 5.0%,   160,788
     5,209,504     Government National Mortgage Association, 5.0%,  5,062,834
     193,182       Government National Mortgage Association, 5.0%,   187,560
     90,305        Government National Mortgage Association, 5.0%,   87,677
     346,220       Government National Mortgage Association, 5.0%,   347,948
     51,908        Government National Mortgage Association, 5.0%,   50,397
     906,649       Government National Mortgage Association, 5.0%,   880,261
     673,581       Government National Mortgage Association, 5.0%,   654,617
     282,558       Government National Mortgage Association, 5.0%,   274,334
     988,492       Government National Mortgage Association, 5.0%,   959,426
     40,702        Government National Mortgage Association, 5.0%,   39,505
     96,177        Government National Mortgage Association, 5.0%,   93,349
     2,057,094     Government National Mortgage Association, 5.0%,  1,999,178
     29,116        Government National Mortgage Association, 5.0%,   28,281
     584,515       Government National Mortgage Association, 5.0%,   567,503
     296,543       Government National Mortgage Association, 5.0%,   287,913
     728,732       Government National Mortgage Association, 5.0%,   707,304
     302,298       Government National Mortgage Association, 5.0%,   293,409
     263,351       Government National Mortgage Association, 5.0%,   255,608
     42,300,000    Government National Mortgage Association, 5.0%,  40,978,125
     859,927       Government National Mortgage Association, 5.0%,   834,900
     243,770       Government National Mortgage Association, 5.0%,   236,602
     1,032,253     Government National Mortgage Association, 5.0%,  1,001,901
     413,330       Government National Mortgage Association, 5.0%,   401,177
     20,570        Government National Mortgage Association, 5.0%,   20,006
     38,291        Government National Mortgage Association, 5.0%,   37,243
     329,321       Government National Mortgage Association, 5.0%,   320,049
     821,760       Government National Mortgage Association, 5.0%,   798,624
     656,436       Government National Mortgage Association, 5.0%,   637,955
     717,418       Government National Mortgage Association, 5.0%,   697,219
     870,309       Government National Mortgage Association, 5.0%,   845,806
     34,792        Government National Mortgage Association, 5.0%,   33,812
     42,300        Government National Mortgage Association, 5.0%,   41,069
     23,005        Government National Mortgage Association, 5.0%,   22,336
     88,301        Government National Mortgage Association, 5.0%,   85,704
     818,513       Government National Mortgage Association, 5.0%,   794,446
     642,788       Government National Mortgage Association, 5.0%,   623,888
     40,336        Government National Mortgage Association, 5.0%,   39,150
     27,314        Government National Mortgage Association, 5.0%,   26,566
     70,495        Government National Mortgage Association, 5.0%,   68,443
     20,911        Government National Mortgage Association, 5.0%,   20,302
     669,530       Government National Mortgage Association, 5.0%,   649,843
     858,931       Government National Mortgage Association, 5.0%,   833,675
     223,890       Government National Mortgage Association, 5.0%,   217,307
     124,499       Government National Mortgage Association, 5.0%,   120,838
     487,390       Government National Mortgage Association, 5.0%,   473,059
     122,154       Government National Mortgage Association, 5.0%,   118,562
     57,272        Government National Mortgage Association, 5.0%,   55,588
     826,986       Government National Mortgage Association, 5.0%,   802,669
     1,444,589     Government National Mortgage Association, 5.0%,  1,402,112
     88,325        Government National Mortgage Association, 5.0%,   85,727
     23,814        Government National Mortgage Association, 5.0%,   23,177
     1,887,834     Government National Mortgage Association, 5.0%,  1,832,323
     184,169       Government National Mortgage Association, 5.0%,   178,754
     350,492       Government National Mortgage Association, 5.0%,   340,186
     81,507        Government National Mortgage Association, 5.0%,   79,212
     1,901,525     Government National Mortgage Association, 5.0%,  1,845,610
     847,122       Government National Mortgage Association, 5.0%,   822,213
     2,693,735     Government National Mortgage Association, 5.0%,  2,621,683
     246,395       Government National Mortgage Association, 5.0%,   239,137
     1,304,859     Government National Mortgage Association, 5.5%,  1,302,782
     817,416       Government National Mortgage Association, 5.5%,   815,604
     3,926,101     Government National Mortgage Association, 5.5%,  3,913,717
     508,540       Government National Mortgage Association, 5.5%,   506,936
     1,414,882     Government National Mortgage Association, 5.5%,  1,442,281
     163,461       Government National Mortgage Association, 5.5%,   166,627
     1,373,033     Government National Mortgage Association, 5.5%,  1,370,847
     1,986,301     Government National Mortgage Association, 5.5%,  1,983,140
     2,732,086     Government National Mortgage Association, 5.5%,  2,724,288
     12,529        Government National Mortgage Association, 5.5%,   12,759
     1,901,453     Government National Mortgage Association, 5.5%,  1,897,238
     4,071,895     Government National Mortgage Association, 5.5%,  4,062,869
     2,795,566     Government National Mortgage Association, 5.5%,  2,789,368
     388,063       Government National Mortgage Association, 5.5%,   386,955
     1,869,781     Government National Mortgage Association, 5.5%,  1,863,556
     11,422,995    Government National Mortgage Association, 5.5%,  11,386,964
     98,456        Government National Mortgage Association, 5.5%,   100,454
     3,949,274     Government National Mortgage Association, 5.5%,  3,936,817
     1,829,369     Government National Mortgage Association, 5.5%,  1,823,599
     1,317,222     Government National Mortgage Association, 5.5%,  1,313,067
     5,000,271     Government National Mortgage Association, 5.5%,  4,984,499
     7,496,179     Government National Mortgage Association, 5.5%,  7,472,534
     27,395        Government National Mortgage Association, 5.5%,   27,377
     1,396,583     Government National Mortgage Association, 5.5%,  1,394,359
     6,201,415     Government National Mortgage Association, 5.5%,  6,187,667
     586,512       Government National Mortgage Association, 5.5%,   586,128
     1,331,304     Government National Mortgage Association, 5.5%,  1,329,185
     224,052       Government National Mortgage Association, 5.5%,   228,391
     1,189,299     Government National Mortgage Association, 5.5%,  1,212,329
     855,172       Government National Mortgage Association, 5.5%,   871,732
     1,267,667     Government National Mortgage Association, 5.5%,  1,292,215
     861,404       Government National Mortgage Association, 6.0%,   877,892
     9,608         Government National Mortgage Association, 6.0%,    9,706
     406,024       Government National Mortgage Association, 6.0%,   419,017
     541,267       Government National Mortgage Association, 6.0%,   558,587
     42,604        Government National Mortgage Association, 6.0%,   43,420
     609,612       Government National Mortgage Association, 6.0%,   621,280
     271,125       Government National Mortgage Association, 6.0%,   276,060
     1,084,713     Government National Mortgage Association, 6.0%,  1,105,475
     132,408       Government National Mortgage Association, 6.0%,   136,646
     49,373        Government National Mortgage Association, 6.0%,   50,937
     1,154,756     Government National Mortgage Association, 6.0%,  1,176,859
     166,701       Government National Mortgage Association, 6.0%,   172,036
     28,161        Government National Mortgage Association, 6.0%,   28,700
     479,840       Government National Mortgage Association, 6.0%,   489,025
     44,193        Government National Mortgage Association, 6.0%,   45,039
     344,694       Government National Mortgage Association, 6.0%,   351,291
     4,650         Government National Mortgage Association, 6.0%,    4,799
     28,229        Government National Mortgage Association, 6.0%,   28,769
     35,365        Government National Mortgage Association, 6.0%,   36,042
     65,397        Government National Mortgage Association, 6.0%,   66,649
     226,610       Government National Mortgage Association, 6.0%,   230,947
     311,586       Government National Mortgage Association, 6.0%,   317,550
     54,117        Government National Mortgage Association, 6.0%,   55,849
     258,649       Government National Mortgage Association, 6.0%,   266,926
     13,174        Government National Mortgage Association, 6.0%,   13,595
     132,882       Government National Mortgage Association, 6.0%,   135,426
     560,086       Government National Mortgage Association, 6.0%,   570,807
     2,230,132     Government National Mortgage Association, 6.0%,  2,272,818
     10,949        Government National Mortgage Association, 6.0%,   11,299
     378,381       Government National Mortgage Association, 6.0%,   390,489
     1,088,630     Government National Mortgage Association, 6.0%,  1,123,467
     306,850       Government National Mortgage Association, 6.0%,   312,723
     9,285         Government National Mortgage Association, 6.0%,    9,583
     1,013,667     Government National Mortgage Association, 6.0%,  1,046,104
     249,687       Government National Mortgage Association, 6.0%,   257,677
     831,399       Government National Mortgage Association, 6.0%,   847,313
     517,342       Government National Mortgage Association, 6.0%,   527,244
     2,251         Government National Mortgage Association, 6.0%,    2,323
     967,303       Government National Mortgage Association, 6.0%,   987,420
     405,252       Government National Mortgage Association, 6.0%,   417,967
     741,432       Government National Mortgage Association, 6.0%,   755,623
     56,794        Government National Mortgage Association, 6.0%,   57,881
     18,559        Government National Mortgage Association, 6.5%,   19,281
     8,618         Government National Mortgage Association, 6.5%,    8,940
     1,212         Government National Mortgage Association, 6.5%,    1,257
     27,927        Government National Mortgage Association, 6.5%,   29,006
     15,924        Government National Mortgage Association, 6.5%,   16,539
     41,636        Government National Mortgage Association, 6.5%,   43,231
     19,733        Government National Mortgage Association, 6.5%,   20,495
     146,195       Government National Mortgage Association, 6.5%,   151,842
     321,991       Government National Mortgage Association, 6.5%,   334,314
     22,898        Government National Mortgage Association, 6.5%,   23,776
     12,918        Government National Mortgage Association, 6.5%,   13,413
     8,160         Government National Mortgage Association, 6.5%,    8,481
     115,023       Government National Mortgage Association, 6.5%,   119,429
     15,358        Government National Mortgage Association, 6.5%,   15,947
     11,707        Government National Mortgage Association, 6.5%,   12,155
     38,949        Government National Mortgage Association, 6.5%,   40,441
     36,623        Government National Mortgage Association, 6.5%,   38,026
     45,600        Government National Mortgage Association, 6.5%,   47,176
     103,951       Government National Mortgage Association, 6.5%,   107,934
     16,656        Government National Mortgage Association, 6.5%,   17,294
     19,821        Government National Mortgage Association, 6.5%,   20,581
     314,459       Government National Mortgage Association, 6.5%,   326,506
     87,463        Government National Mortgage Association, 6.5%,   90,813
     17,103        Government National Mortgage Association, 6.5%,   17,758
     2,985         Government National Mortgage Association, 7.0%,    3,182
     1,487         Government National Mortgage Association, 7.0%,    1,585
     3,545         Government National Mortgage Association, 7.0%,    3,779
     4,667         Government National Mortgage Association, 7.0%,    4,969
     14,827        Government National Mortgage Association, 7.0%,   15,804
     399           Government National Mortgage Association, 7.5%,     429
     1,977         Government National Mortgage Association, 8.0%,    2,165
     1,471         Government National Mortgage Association I, 6.5%   1,528
     9,557         Government National Mortgage Association I, 7.0%  10,173
     2,893,072     Government National Mortgage Association II, 4.5 2,688,957
     5,658,107     Government National Mortgage Association II, 4.5 5,259,379
     803,699       Government National Mortgage Association II, 5.5  799,968
     715,173       Government National Mortgage Association II, 6.0  728,739
     377,811       Government National Mortgage Association II, 6.0  384,443
     16,159        Government National Mortgage Association II, 7.0  17,189
     1,765,000     U.S. Treasury Bonds, 3.875%, 5/15/18 (b)         1,750,246
     3,000,000     U.S. Treasury Bonds, 5.25%, 11/15/28 (b)         3,251,952
     10,423,742    U.S. Treasury Inflation Notes, 1.875%, 7/15/15 ( 10,914,794
     1,500,000     U.S. Treasury Notes, 4.25%, 8/15/15 (b)          1,558,476
     5,085,000     U.S. Treasury Notes, 4.375%, 2/15/38 (b)         4,956,288
     325,000       U.S. Treasury Notes, 4.5%, 11/15/15 (b)           342,266
     1,095,000     U.S. Treasury Notes, 5.0%, 5/15/37 (b)           1,176,786
     4,005,000     U.S. Treasury Notes, 5.375%, 2/15/31 (b)         4,449,931
     8,800,000     U.S. Treasury Strip, 0.0%, 11/15/13 (b)          7,288,072
                                                                   $433,628,647
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS        $433,628,647

                   FOREIGN GOVERNMENT BONDS - 5.5 %
ITL  4,870,000,000 Banco Nac De Desen Econo, 8.0%, 4/28/10         $4,076,358
SEK  90,450,000    Government of Sweden, 5.25%, 3/15/11             15,210,721
SEK  28,645,000    Government of Sweden, 5.5%, 10/8/12              4,898,513
EURO 13,755,000    Government of France, 3.75%, 4/25/17             20,070,784
JPY  1,483,823,740 Japan Government, 1.1%, 12/10/16                 14,038,723
NOK  24,450,000    Norwegian Government, 5.5%, 5/15/09              4,767,277
NOK  20,293,000    Norwegian Government, 6.0%, 5/16/11              4,024,705
AUD  5,344,000     Ontario Province, 5.5%, 4/23/13                  4,680,863
AUD  6,780,000     Queensland Treasury, 6.0%, 8/14/13               6,191,730
                                                                   $77,959,674
                   TOTAL FOREIGN GOVERNMENT BONDS                  $77,959,674

                   SOVEREIGN ISSUE - 0.3 %
     3,376,363     Republic of Columbia, 9.75%, 4/9/11             $3,654,912
                   TOTAL SOVEREIGN ISSUE                           $3,654,912

                   SUPERNATIONAL BONDS - 0.1 %
                   Banks - 0.1 %
                   Diversified Banks - 0.1 %
AUD  1,000,000     Council of Europe, 5.5%, 1/18/12                $ 894,301
                   Total Banks                                     $ 894,301
                   TOTAL SUPERNATIONAL BONDS                       $ 894,301

                   MUNICIPAL BONDS - 1.0 %
                   Municipal Airport - 0.2 %
     2,450,000     New Jersey Economic Development Authority Specia$1,981,144
     745,000       New Jersey Economic Development Authority, 6.25%  552,425
                                                                   $2,533,569
                   Municipal Higher Education - 0.7 %
     5,190,000     California State University Revenue, 5.0%, 11/1/$5,249,996
     5,050,000     Conneticut State Health & Education, 5.0%, 7/1/4 5,103,076
                                                                   $10,353,072
                   Municipal Utilities - 0.1 %
     1,000,000 10.3San Antonio Texas Elec & Gas, Floating Rate Note$1,261,070
                   TOTAL MUNICIPAL BONDS                           $14,147,711

                   SENIOR FLOATING RATE LOAN INTERESTS - 5.7 % **
                   Energy - 0.2 %
                   Oil & Gas Exploration & Production - 0.2 %
     1,955,962     Concho Resources, Term Loan, 6.73% 3/27/12      $1,955,962
     900,000       Venoco, Inc., Second Lien, 6.69% 5/7/14           877,500
                                                                   $2,833,462
                   Total Energy                                    $2,833,462
                   Materials - 0.3 %
                   Precious Metals & Minerals - 0.3 %
     4,500,000     Algoma Steel, Term Loan, 4.99%, 6/20/14         $4,001,598
                   Total Materials                                 $4,001,598
                   Capital Goods - 0.5 %
                   Aerospace & Defense - 0.4 %
     2,492,816     Aeroflex, Inc., Tranche B-1 Term Loan, 5.94%, 8/$2,367,893
     3,500,000     Aeroflex, Inc., 2/07 Senior Unsecured Bridge, 11 3,150,000
                                                                   $5,517,893
                   Construction & Engineering - 0.1 %
     825,463       Custom Building Products, Inc., First Lien, 4.89$ 722,280
     275,000       Custom Building Products, Inc., Second Lien, 7.8  222,750
                                                                   $ 945,030
                   Total Capital Goods                             $6,462,923
                   Commercial Services & Supplies - 0.1 %
                   Commercial Printing - 0.0 %
     13,621        Cenveo Resources Corp., Delayed Draw Term Loan, $ 12,838
     408,770       Cenveo Resources Corp., Term C Facility, 4.55%,   385,266
                                                                   $ 398,104
                   Environmental & Facilities Services - 0.1 %
     741,256       Synagro Technologies, Inc., Term Loan First Lien$ 645,593
                   Total Commercial Services & Supplies            $1,043,697
                   Transportation - 0.1 %
                   Logistics - 0.1 %
     500,579       TNT Logistics, Additional Pre Funded L/C, 2.6%, $ 473,047
     1,514,049     TNT Logistics, US Term Loan, 5.38%, 11/4/13      1,434,598
                                                                   $1,907,645
                   Total Transportation                            $1,907,645
                   Automobiles & Components - 0.3 %
                   Tires & Rubber - 0.3 %
     3,950,000     Goodyear Tire & Rubber Co., Second Lien, 4.54%, $3,592,031
                   Total Automobiles & Components                  $3,592,031
                   Consumer Durables & Apparel - 0.2 %
                   Homebuilding - 0.1 %
     1,089,913     LandSource Communities Development, Facility B L$ 808,239
                   Housewares & Specialties - 0.1 %
     1,675,494     Jarden Corp., Term Loan B3, 5.3%, 1/24/12       $1,665,056
                   Total Consumer Durables & Apparel               $2,473,295
                   Consumer Services - 0.4 %
                   Casinos & Gaming - 0.4 %
     5,144,021     Gateway Casinos & Entertainment, Term Advance (F$4,560,674
     1,033,974     Gateway Casinos & Entertainment, Delayed Draw Te  914,421
     99,522        Seminole Tribe of Florida, Term B-1 Delay Draw L  96,866
     358,273       Seminole Tribe of Florida, Term B-2 Delay Draw L  348,651
     340,688       Seminole Tribe of Florida, Term B-3 Delay Draw L  342,371
                                                                   $6,262,983
                   Total Consumer Services                         $6,262,983
                   Media - 0.3 %
                   Broadcasting & Cable Tv - 0.3 %
     1,074,600     Charter Communications Operating LLC, Replacemen$ 948,391
     1,296,750     Charter Communications Operating LLC, Incrementa 1,296,750
     851,400       Knology, Inc., Term Loan, 4.93% 4/30/12           810,873
                                                                   $3,056,014
                   Total Media                                     $3,056,014
                   Retailing - 0.1 %
                   Specialty Stores - 0.1 %
     679,624       Sally Holdings LLC, Term B Loan, 5.09%, 11/18/13$ 655,944
                   Total Retailing                                 $ 655,944
                   Household & Personal Products - 0.0 %
                   Household Products - 0.0 %
     461,635       Yankee Candle Co., Inc., Term Loan, 4.8%, 2/6/14$ 421,674
                   Personal Products - 0.0 %
     246,875       Brickman Group Holdings, Inc., Tranche B Term Lo$ 229,594
                   Total Household & Personal Products             $ 651,268
                   Health Care Equipment & Services - 0.6 %
                   Health Care Facilities - 0.3 %
     2,028,268     CHS/Community Health Sytemss, Inc., Funded Term $1,914,665
     103,732       CHS/Community Health Sytemss, Inc., Delayed Draw  97,922
     208,797       Sun Health Care, Inc., Delayed Draw Term Loan, 4  199,173
     337,931       Sun Health Care, Inc., Synthetic LC, 2.6%, 4/12/  315,966
     1,488,863     Sun Health Care, Inc., Term Loan, 4.79%, 4/12/14 1,392,087
                                                                   $3,919,813
                   Health Care Supplies - 0.3 %
     4,500,000     Inverness Medical Innovations LLC, Term Loan (Se$4,303,125
                   Total Health Care Equipment & Services          $8,222,938
                   Pharmaceuticals & Biotechnology - 0.3 %
                   Pharmaceuticals - 0.3 %
     5,371,104     Talecris Biotherapeutics Holdings, First Lien Te$4,967,419
                   Total Pharmaceuticals & Biotechnology           $4,967,419
                   Diversified Financials - 0.1 %
                   Specialized Finance - 0.1 %
     2,478,531     Ace Cash Express, Inc., Term Loan, 6.01%, 10/5/1$1,986,955
                   Total Diversified Financials                    $1,986,955
                   Insurance - 0.4 %
                   Insurance Brokers - 0.4 %
     4,466,250     Alliant Holdings I, Inc., Term Loan, 5.8%, 8/21/$4,231,238
     397,990       AmWins Group, Inc., Initial Term Loan, 5.07% 6/11 335,156
     1,588,000     USI Holdings Corp., Tranche B Term Loan, 5.45% 4 1,476,840
                                                                   $6,043,234
                   Total Insurance                                 $6,043,234
                   Software & Services - 0.1 %
                   Systems Software - 0.1 %
     1,340,000     Macrovision Solutions Corp., Term Loan, 7.25%, 5$1,341,675
                   Total Software & Services                       $1,341,675
                   Technology Hardware & Equipment - 0.5 %
                   Electronic Equipment & Instruments - 0.4 %
     3,587,565     Huawei-3Com Co., Ltd., Tranche B Term Loan, 5.63$3,103,243
     3,384,425     Scitor Corp., Term Loan, 6.64%, 9/28/14          3,325,091
                                                                   $6,428,334
                   Electronic Manufacturing Services - 0.1 %
     1,111,320     Baldor Electric Co., Term Loan, 4.46%, 1/31/14  $1,076,036
                   Total Technology Hardware & Equipment           $7,504,370
                   Semiconductors - 0.4 %
                   Semiconductor Equipment - 0.3 %
     1,182,673     Flextronics Semiconductor Ltd., A-1-A Delayed Dr$1,083,131
     4,102,390     Flextronics Semiconductor Ltd., Closing Date Loa 3,769,298
                                                                   $4,852,429
                   Semiconductors - 0.1 %
     1,871,500     Freescale Semiconductor, Inc., Term Loan, 4.21%,$1,698,386
                   Total Semiconductors                            $6,550,815
                   Telecommunication Services - 0.4 %
                   Integrated Telecommunication Services - 0.4 %
     436,997       Telesat Canda, U.S. Term II Loan, 4.45%, 10/24/1$ 422,142
     5,092,119     Telesat Canda, U.S. Term I Loan, 5.84%, 10/24/14 4,927,439
                                                                   $5,349,581
                   Total Telecommunication Services                $5,349,581
                   Utilities - 0.4 %
                   Independent Power Producer & Energy Traders - 0.4 %
     4,114,373     Calpine Corp., First Priority Term Loan, 5.69%, $3,941,797
     668,888       NRG Energy, Inc., Credit Linked Deposit, 2.7% 2/  638,833
     1,365,530     NRG Energy, Inc., Term Loan, 4.3%, 2/1/13        1,308,027
                                                                   $5,888,657
                   Total Utilities                                 $5,888,657
                   TOTAL SENIOR FLOATING RATE LOAN INTERESTS       $80,796,504

                   TEMPORARY CASH INVESTMENTS - 8.6 %
                   Repurchase Agreements - 2.8 %
     8,015,000     Bank of America, 2.2%, dated 6/30/08, repurchase price
                   of $8,015,000 plus accrued interest on 7/1/08 collateralized by
                   the following:

                   $21,649,588 Federal National Mortgage Associatio$8,015,000

     8,015,000     Barclays Plc, 2.27%, dated 6/30/08, repurchase p
                   of $8,015,000 plus accrued interest on 7/1/08 collateralized by
                   the following:

                   $4,872,633 Federal Home Loan Mortgage Corp., 4.171-6.27%, 12/1/34-10/1/37
                   $5,006,918 Federal National Mortgage Association,8,015,000

     8,015,000     Deutsche Bank, 2.3%, dated 6/30/08, repurchase p
                   of $8,015,000 plus accrued interest on 7/1/08 collateralized by
                   the following:

                   $6,156,166 Freddie Mac Giant, 4.5 - 7.0%, 10/1/34 - 5/1/38
                   $3,305,974 U.S Treasury Strip, 0.0%, 8/15/22
                   $1,497,988 Federal Home Loan Mortgage Corp., 4.703-4.704%, 12/1/35-3/1/35
                   $1,974,941 Federal National Mortgage Association 8,015,000

     8,015,000     JP Morgan, 2.26%, dated 6/30/08, repurchase pric
                   of $8,015,000 plus accrued interest on 7/1/08 collateralized by
                   $8,912,403 Federal National Mortgage Association, 4.5 - 6.5%,
                   3/1/23 - 5/1/38                                  8,015,000

     8,015,000     Merrill Lynch, 2.5%, dated 6/30/08, repurchase p
                   $8,015,000 plus accrued interest on 7/1/08 collateralized by
                   $10,005,788 Federal Home Loan Mortgage Corp.,
                   5.065-6.025%, 9/1/36-4/1/38                      8,015,000
                                                                   $40,075,000
                   Securities Lending Collateral  - 5.8% (d)
                   Certificates of Deposit:
     1,681,490     American Express, 2.72%, 8/8/08                 $1,681,490
     1,258,600     Bank of America, 2.88%, 8/11/08                  1,258,600
     1,258,600     Citibank,  2.85%, 7/29/08                        1,258,600
     453,216       Banco Santander NY,  2.8%, 10/7/08                453,216
     1,259,865     Banco Santander NY,  3.09%, 12/22/08             1,259,865
     1,258,175     Bank of Nova Scotia, 3.18%, 5/5/09               1,258,175
     629,300       Bank of Scotland NY, 2.73%, 7/11/08               629,300
     629,300       Bank of Scotland NY, 2.72%, 8/15/08               629,300
     452,590       Bank of Scotland NY, 2.89%, 11/4/08               452,590
     628,884       Bank of Scotland NY, 3.03%, 9/26/08               628,884
     2,265,478     Barclays Bank, 3.18%, 5/27/09                    2,265,478
     1,887,920     Bank Bovespa NY,  2.705%, 8/8/08                 1,887,920
     1,258,600     BNP Paribas NY,  2.88%, 7/23/08                  1,258,600
     755,171       Calyon NY,  2.85%, 8/25/08                        755,171
     1,057,224     Calyon NY, 2.64%, 9/29/08                        1,057,224
     399,188       Calyon NY, 2.69%, 1/16/09                         399,188
     1,044,638     Commonwealth Bank of Australia NY, 2.63%, 7/11/081,044,638
     1,057,224     Deutsche Bank Financial, 2.72%, 7/30/08          1,057,224
     503,486       Deutsche Bank Financial, 2.72%, 8/4/08            503,486
     1,032,057     Dexia Bank NY, 2.69%, 8/7/08                     1,032,057
     251,705       Dexia Bank NY, 2.65%, 8/12/08                     251,705
     932,597       Dexia Bank NY, 3.37%, 9/29/08                     932,597
     2,265,480     DNB NOR Bank ASA NY, 2.9%, 6/8/09                2,265,480
     108,114       Fortis, 3.11%, 9/30/08                            108,114
     2,305,755     Intesa SanPaolo S.p.A., 2.72%, 5/22/09           2,305,755
     1,097,499     Lloyds Bank, 2.61%, 7/11/08                      1,097,499
     629,300       Lloyds Bank, 2.61%, 8/18/08                       629,300
     855,848       Natixis, 2.83%, 8/4/08                            855,848
     1,258,600     NORDEA NY, 2.81%, 8/29/08                        1,258,600
     145,427       NORDEA NY, 2.72%, 4/9/09                          145,427
     120,619       NORDEA NY, 2.73%, 12/1/08                         120,619
     201,332       Rabobank Nederland NY, 2.37%, 8/29/08             201,332
     629,300       Royal Bank of Canada NY, 2.57%, 7/15/08           629,300
     1,258,623     Royal Bank of Canada NY, 2.6%, 9/5/08            1,258,623
     755,160       Bank of Scotland NY, 2.7%, 8/1/08                 755,160
     755,691       Bank of Scotland NY, 2.96%, 11/3/08               755,691
     485,822       Skandinavian Enskilda Bank NY, 2.7%, 7/17/08      485,822
     145,887       Skandinavian Enskilda Bank NY, 3.18%, 9/22/08     145,887
     251,104       Skandinavian Enskilda Bank NY, 3.06%, 2/13/09     251,104
     503,442       Svenska Bank NY, 2.7%, 7/17/08                    503,442
     1,044,638     Svenska Bank NY, 2.55%, 7/11/08                  1,044,638
     1,585,836     Toronto Dominion Bank NY, 2.77%, 9/5/08          1,585,836
     755,160       Toronto Dominion Bank NY, 2.75%, 11/5/08          755,160
     251,171       Wachovia, 3.62%, 10/28/08                         251,171
                                                                   $39,365,118
                   Commercial Paper:
     386,837       Bank of America, 2.7%, 8/26/08                  $ 386,837
     501,961       Bank of America, 2.6%, 8/11/08                    501,961
     377,298       CBA, 2.7%, 7/11/08                                377,298
     1,003,376     CBA, 2.88%, 8/18/08                              1,003,376
     251,579       Deutsche Bank Financial, 2.72%, 7/9/08            251,579
     251,319       HSBC, 2.89%, 7/21/08                              251,319
     1,250,450     HSBC, 2.88%, 9/29/08                             1,250,450
     1,003,759     ING Funding, 2.7%, 8/13/08                       1,003,759
     377,311       Natixis, 2.87%, 7/10/08                           377,311
     376,946       Natixis, 2.87%, 7/21/08                           376,946
     310,180       PARFIN, 3.18%, 8/1/08                             310,180
     498,804       Royal Bank of Scotland, 2.66%, 10/21/08           498,804
     251,699       Societe Generale, 2.98%, 7/2/08                   251,699
     627,824       Societe Generale, 2.93%, 7/30/08                  627,824
     502,016       Societe Generale, 3.18%, 8/5/08                   502,016
     1,003,069     Societe Generale, 3.18%, 8/22/08                 1,003,069
     501,958       SVSS NY, 3.18%, 8/11/08                           501,958
     239,458       Bank Bovespa NY,  2.79%, 3/12/09                  239,458
     1,132,482     General Electric Capital Corp., 2.77%, 1/5/09    1,132,482
     1,258,136     General Electric Capital Corp., 2.82%, 3/16/09   1,258,136
     465,437       IBM, 3.18%, 2/13/09                               465,437
     1,258,600     IBM, 3.18%, 6/26/09                              1,258,600
     2,265,480     Met Life Global Funding, 3.16%, 6/12/09          2,265,480
     2,139,620     WestPac, 3.18%, 6/1/09                           2,139,620
                                                                   $18,235,601
                   Mutual Funds:
     1,510,320     BlackRock Liquidity Money Market Fund, 3.18%    $1,510,320
     1,964,171     Dreyfus Preferred Money Market Fund, 3.18%       1,964,171
                                                                   $3,474,491
                   Tri-party Repurchase Agreements:
     5,353,505     Deutsche Bank, 2.5%, 7/1/08                     $5,353,505
     15,103,200    Lehman Brothers, 2.65%, 7/1/08                   15,103,200
                                                                   $20,456,704
                   Other:
     625,916       ABS CFAT 2008-A A1, 3.005%, 4/27/09             $ 625,916
                                                                   $82,157,831
                   TOTAL TEMPORARY CASH INVESTMENTS                $122,232,831
                   TOTAL INVESTMENT IN SECURITIES - 106.3%
                   (Cost  $1,528,239,125)(a)                     $1,503,264,168
                   OTHER ASSETS AND LIABILITIES - (6.3)%         $(88,463,879)
                   TOTAL NET ASSETS  - 100.0%                    $1,414,800,289

     *             Non-income producing security.

     PIK           Represents a pay in kind security.

     (144A)        Security is exempt from registration under Rule 144A
                   of the Securities Act of 1933.  Such securities may be
                    resold normally to qualified institutional buyers in a
                   transaction exempt from registration.  At June 30, 2008,
                    the value of these securities amounted to $285,894,345
                   or 20.4% of total net assets.

     ** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the
                   prime rate offered by one or more major United States banks,
                   (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

     (a) At June 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of
$1,528,239,125
                   was as follows:

                   Aggregate gross unrealized gain for all investments in which
                   there is an excess of value over tax cost        25,276,537

                   Aggregate gross unrealized loss for all investments in which
                   there is an excess of tax cost over value        (50,251,494)

                   Net unrealized loss                              (24,974,957)

     (b)           At June 30, 2008, the following securities were out on loan:

     Principal  Description                                        Value
     2,682,000     Ainsworth Lumber, 7.25%, 10/1/12                $ 123,372
     2,133,000     Allison Transmission, 11.0%, 11/1/15 (144A)      1,909,035
     1,435,000     Americredit Corp., 8.5%, 7/1/15 (144A)           1,148,000
     3,454,000     Angiotech Pharmaceutical, 7.75%, 4/1/14          2,555,960
     595,000       Baldor Electric, 8.625%, 2/15/17                  597,975
     2,870,000     C8 Capital SPV, Ltd., Floating Rate Note, 12/31/42,660,490
     4,442,000     C10 Capital SPV, Ltd., Floating Rate Note, 12/31/4,077,756
     2,182,000     Central Garden, 9.125%, 2/1/13                   1,898,340
     1,762,000     CMA CGM SA, 7.25%, 2/1/13 (144A)                 1,682,710
     220,000       Cooper Standard Auto, 7.0%, 12/15/12              183,700
     790,000       Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)          758,400
     6,885,000     Georgia Gulf Corp, 9.5%, 10/15/14                5,146,538
     980,000       KB Home, 7.75%, 2/1/10                            998,620
     780,000       Sally Holdings, 9.25%, 11/15/14 (144A)            748,800
     4,100,000     Shingle Springs Tribal, 9.375%, 6/15/15 (144A)   3,331,250
     1,311,000     Sungard Data Systesm, Inc., 10.25%, 8/15/15      1,317,555
     5,255,000     Univision Communications, 9.75%, 3/15/15 (144A) P3,862,425
     2,970,000     U.S. Treasury Bonds, 5.25%, 11/15/28             3,219,421
     3,964,000     U.S. Treasury Notes, 5.375%, 2/15/31             4,404,361
     850,000       U.S. Treasury Notes, 5.0%, 5/15/37                913,487
     5,000,000     U.S. Treasury Notes, 4.375%, 2/15/38             4,873,450
     9,325,000     U.S. Treasury Inflation Notes, 1.875%, 7/15/15   9,764,301
     1,485,000     U.S. Treasury Notes, 4.25%, 8/15/15              1,542,885
     321,000       U.S. Treasury Notes, 4.5%, 11/15/15               338,055
     1,600,000     U.S. Treasury Bonds, 3.875%, 5/15/18             1,586,624
     8,712,000     U.S. Treasury Strip, 0.0%, 11/15/13              7,215,191
     1,000,000     Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)   1,030,000
     4,100,000     Vip Fin, 9.125%, 4/30/18 (144A)                  4,033,375
     2,791,000     Verasun Energy Corp., 9.875%, 12/15/12           2,452,591
     623,000       Yankee Acquisition Corp., 8.5%, 2/15/15           485,940
     1,782,000     ALB Finance BV, 9.25%, 9/25/13                   1,510,245
     Shares
     59,000        Northwest Airlines *                              392,940
                                                                   $76,763,791


     (c) Debt obligation originally issued at one coupon which converts to a higher coupon at a specified date.
                   The rate shown is the rate at period end.

     (d)           Securities Lending Collateral is managed by Credit Suisse

     NOTE:         Principal amounts are denominated in U.S. Dollars unless
otherwise denoted:

     AUD           Australian Dollar
     DKK           Danish Krone
     EURO          Euro
     ITL           Italian Lira
     JPY           Japanese Yen
     NOK           Norwegian Krone
     SEK           Swedish Krone

                   FAS 157 Footnote Disclosures
                   Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                   Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                   Level 1 - quoted prices in active markets for identical securities
                   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                   The following is a summary of the inputs used as of June
                       30, 2008, in valuing the Fund's assets:

Valuation Inputs                           Investment     Other Financial
					in Securities    Instruments
Level 1 - Quoted Prices                           401,445          0
Level 2 - Other Significant Observable Inputs   1,502,862,723   (82,616,554)
Level 3 - Significant Unobservable Inputs         0                 0
Total                                           1,503,264,168   (82,616,554)



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.